UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

December 31, 2009 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 12.4%
Arkema S.A.	806,000	$30,007,380
Chevron Corporation	928,300	71,469,817
ConocoPhillips	891,500	45,528,905
ENSCO International plc†	2,541,200	101,495,528
Rowan Companies, Inc.	744,600	16,857,744
Total S.A. (ADR)	1,013,400	64,898,136
		$330,257,510
HEALTH CARE — 11.3%
Abbott Laboratories	500,000	$26,995,000
Amgen Inc. *	328,600	18,588,902
Covidien plc	1,775,000	85,004,750
Health Net, Inc.*	2,301,100	53,592,619
Omnicare, Inc.	1,944,800	47,025,264
Pfizer Inc.	1,737,100	31,597,849
WellPoint, Inc. *	668,000	38,937,720
		$301,742,104
FINANCIAL SERVICES — 5.4%
Aon Corporation	1,348,700	$51,709,158
Assurant, Inc.†	770,000	22,699,600
CIT Group, Inc.*	740,303	20,439,766
Discover Financial Services	1,145,700	16,853,247
Transatlantic Holdings Inc.	597,900	31,156,569
		$142,858,340
RETAILING — 5.3%
eBay Inc.*	1,143,700	$26,922,698
Lowe’s Companies, Inc.	1,358,000	31,763,620
PetSmart, Inc.	2,020,000	53,913,800
Wal-Mart Stores, Inc.	525,000	28,061,250
		$140,661,368
INDUSTRIAL PRODUCTS — 3.6%
AGCO Corporation*	675,000	$21,829,500
Cookson Group plc	3,582,030	24,429,445
Cymer, Inc.*	382,300	14,672,674
Henkel AG & Co. KGaA	462,139	20,611,399
Trinity Industries, Inc.	714,900	12,467,856
		$94,010,874

TELECOMMUNICATIONS — 1.5%
Vodafone Group plc (ADR)	1,718,000	$39,668,620
CONSUMER NON-DURABLE GOODS — 1.2%
Koninklijke Philips Electronics N.V.	982,600	$28,927,744
WestPoint International, Inc.*‡(1)	167,161	1,653,222
WestPoint International, Inc. (rights)*‡(1)	149,230	165,646
		$30,746,612
REAL ESTATE — 0.7%
Countrywide Holdings, Ltd. (Class A)*‡	3,092,167	$12,485,552
Countrywide Holdings, Ltd. (Class B)*‡(1)	3,092,167	50,093
Genting Malaysia Berhad	8,077,900	6,623,878
		$19,159,523
AUTOMOTIVE — 0.5%
Group 1 Automotive, Inc.	502,200	$14,237,370
SERVICE — 0.4%
G&K Services, Inc.	458,502	$11,522,155
INVESTMENT COMPANIES — 0.4%
Ares Capital Corporation	925,209	$11,518,852
MULTI-INDUSTRY — 0.4%
Onex Corporation	441,400	$9,905,016
TOTAL COMMON STOCKS — LONG — 43.1% (Cost $1,012,219,364)		$1,146,288,344

CONVERTIBLE BONDS & DEBENTURES
REAL ESTATE — 1.9%
Forest City Enterprises, Inc. — 3.625% 2011	$3,886,000	$3,691,700
General Growth Properties, Inc. — 3.98% 2027‡	7,060,000	6,812,900
Hospitality Properties Trust — 3.8% 2027	9,565,000	9,337,831
ProLogis - 2.625% 2038	10,536,000	9,219,000
SL Green Realty Corp. — 3% 2027‡	22,001,000	20,130,915
		$49,192,346
TECHNOLOGY — 0.4%
Lucent Technologies Inc. — 2.875% 2023	11,097,000	$10,972,159
FINANCIAL SERVICES — 0.3%
National Financial Partners Corp. — 0.75% 2012	11,325,000	$9,244,031
ADVERTISING — 0.3%
The Interpublic Group of Companies, Inc. — 4.25% 2023	7,584,000	$7,565,040
AUTOMOTIVE — 0.2%
Group 1 Automotive, Inc. — 2.25% 2036	7,000,000	$5,363,750
TOTAL CONVERTIBLE BONDS & DEBENTURES — 3.1%
(Cost $57,564,508)		$82,337,326

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
FINANCIAL SERVICES — 13.8%
American Capital, Ltd. — 6.85% 2012	$46,824,000	$44,258,045
American General Finance
— 4% 2011	1,900,000	1,720,944
— 4.625% 2010	5,111,000	4,930,377
— 4.875% 2012	8,141,000	6,681,074
— 5.375% 2012	18,011,000	14,568,197
— 5.625% 2011	26,430,000	22,923,268
— 5.85% 2013	3,486,000	2,760,738
— 5.9% 2012	357,000	295,992
— 6.9% 2017	15,366,000	10,773,717
CIT Group Inc.
— 7% 2013	8,600,470	8,008,414
— 7% 2014	12,900,710	11,951,218
— 7% 2015	12,900,710	11,543,684
— 7% 2016	21,501,189	18,990,925
— 7% 2017	30,101,668	26,013,560
— 13% 2012 (Floating)‡	31,109,000	32,120,042
Delta Air Lines, Inc.
— 7.111% 2011	9,971,000	10,060,240
— 7.57% 2010	3,952,000	4,007,407
E*Trade Financial Corporation — 12.5% 2017	2,125,000	2,419,907
Ford Credit Europe (Series F)
— 7.125% 2012	€14,800,000	20,836,121
— 7.125% 2013	€7,500,000	10,295,322
— 7.875% 2011	£7,950,000	12,792,537
International Lease Finance Corporation
— 0.90938% 2010 (Floating)	$1,502,000	1,496,623
— 4.75% 2012	2,150,000	1,835,305
— 4.875% 2010	942,000	905,846
— 5% 2010	10,604,000	10,476,328
— 5.125% 2010	6,625,000	6,452,087
— 5.3% 2012	3,000,000	2,548,410
— 5.35% 2012	8,704,000	7,563,602
— 5.625% 2010	3,150,000	3,117,177
— 5.65% 2014	5,515,000	4,208,166
— 5.75% 2011	5,638,000	5,193,444
— 5.875% 2013	6,976,000	5,617,215
— 6.625% 2013	1,612,000	1,310,701
iStar Financial Inc.
— 5.125% 2011	2,272,000	1,673,782
— 10% 2014‡	6,185,000	5,352,808

Northwest Airlines Corporation — 6.841% 2011	1,579,000	1,551,289
Residential Capital, LLC — 8.5% 2010	11,802,000	10,745,485
SLM Corporation
— 4% 2010	5,280,000	5,276,146
— 5.45% 2011	6,280,000	6,301,478
Willis North America, Inc. — 5.625% 2015	9,038,000	8,888,240
		$368,465,861
REAL ESTATE — 2.9%
Capital Automotive L.P. — 2.75% 2010 (Floating)‡	$24,487,148	$21,793,562
Countrywide Holdings, Ltd. — 10% 2018‡	£8,273,712	13,228,838
HCP, Inc.
— 4.875% 2010	$5,914,000	6,024,828
— 6.3% 2016	3,120,000	3,064,589
— 7.072% 2015	3,076,000	3,160,867
The Rouse Company — 7.2% 2012*	20,059,000	20,574,316
Stanwich Mortgage Loan Trust Series 2009-2 — 4.1%(1)‡	23,160,308	9,566,689
		$77,413,689
RETAILING — 2.1%
Michaels Stores, Inc. — 2.5625% 2013 (Floating)‡	$18,872,421	$17,079,541
Sally Holdings LLC — 10.5% 2016	21,104,000	22,686,800
Sears Roebuck Acceptance Corp. — 6.7% 2012	6,748,000	6,710,144
Toys “R” Us Delaware — 4.48594% 2012 (Floating)‡	9,861,000	9,614,475
		$56,090,960
INDUSTRIAL PRODUCTS — 0.9%
Kion Group
Term Loan B — 2.47875% 2014‡	$12,248,915	$8,574,241
Term Loan C — 2.72875% 2014‡	12,248,222	8,573,755
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	4,725,000
Trinity Industries, Inc. — 6.5% 2014	987,000	988,234
		$22,861,230
AUTOMOTIVE — 0.6%
Penske Automotive Group — 7.75% 2016	$16,390,000	$15,741,448
UTILITIES — 0.6%
Dynegy-Roseton Danskamme — 7.27% 2010	$113,380	$113,380
RRI Energy, Inc. — 7.625% 2014	15,230,000	15,191,925
		$15,305,305
MULTI-INDUSTRY — 0.6%
Leucadia National Corporation — 7.125% 2017	$15,967,000	$14,944,633
ADVERTISING — 0.4%
Valassis Communications, Inc. — 8.25% 2015	$9,990,000	$9,990,000
BUSINESS SERVICES — 0.2%
First Data Corporation — 3% 2014 (Floating)‡	$4,900,000	$4,373,250

CONSUMER NON-DURABLES — 0.1%
Abitibi Consolidated of Canada — 13.75% 2011‡	$2,157,119	$2,135,547
B&G Foods, Inc. — 12% 2016(1)	509,790	1,588,787
		$3,724,334
TOTAL CORPORATE BONDS & DEBENTURES — 22.2%		$588,910,710

SHORT-TERM U.S. GOVERNMENT & AGENCIES — 25.5%
Federal National Mortgage Association — 0.42% 12/1/10	$35,573,000	$35,417,418
U. S. Treasury Bills
— 0.17% 4/22/10	90,000,000	89,980,290
— 0.235% 4/1/10	50,000,000	49,993,115
— 0.305% 6/17/10	50,000,000	49,957,180
— 0.325% 7/15/10	100,000,000	99,893,330
— 0.35% 8/26/10†	292,000,000	291,447,682
— 0.425% 7/1/10†	60,000,000	59,942,742
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCIES		$676,631,757
U.S. GOVERNMENT & AGENCIES — 3.1%
Federal Home Loan Mortgage Corporation
— 1.5% 2011	$20,000,000	$20,045,400
— 5% 2018	6,614,764	6,789,394
Federal National Mortgage Association — 7.5% 2028	69,660	77,167
U.S. Treasury Notes
— 3.875% 2010†	15,000,000	15,290,625
— 4.375% 2010†	40,000,000	41,462,500
TOTAL U.S. GOVERNMENT & AGENCIES		$83,665,086

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES — 50.8%
(Cost $1,205,036,247)		$1,349,207,553

TOTAL INVESTMENT SECURITIES — 97.0% (Cost $2,274,820,119)		$2,577,833,223

SHORT-TERM INVESTMENTS — 6.2%
Chevron Funding Corporation — 0.07% 1/6/10	$15,000,000	$14,999,854
Federal Home Loan Bank Discount Note — 0.03% 1/15/10	70,000,000	69,999,183
Federal Home Loan Bank Discount Note — 0.04% 1/27/10	80,000,000	79,997,689
TOTAL SHORT-TERM INVESTMENTS (Cost $164,996,726)		$164,996,726

TOTAL INVESTMENTS — 103.2% (Cost $2,439,816,845)		$2,742,829,949

COMMON STOCKS — SHORT
American Greetings Corporation (Class A)	(166,200)	$(3,621,498)

Apollo Group, Inc.*	(23,600)	(1,429,688)
Apollo Investment Corporation	(490,075)	(4,670,415)
AutoNation, Inc.*	(375,100)	(7,183,165)
AvalonBay Communities, Inc.	(100,400)	(8,243,844)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(197,683)	(3,566,201)
Banco Popular Espanol, S.A.	(276,522)	(2,032,437)
BJ’s Wholesale Club, Inc.*	(71,000)	(2,322,410)
Capital One Financial Corporation	(173,300)	(6,644,322)
Coach, Inc.	(85,100)	(3,108,703)
Douglas Emmett Inc.	(415,400)	(5,919,450)
Eclipsys Corporation*	(145,400)	(2,692,808)
Essex Property Trust, Inc.	(87,900)	(7,352,835)
Federal Realty Investment Trust	(106,800)	(7,232,496)
Frontier Oil Corporation	(235,000)	(2,829,400)
Granite Construction Incorporated	(77,000)	(2,591,820)
Guess?, Inc.	(73,249)	(3,098,433)
HCP, Inc.	(225,600)	(6,889,824)
Henkel AG & Co. KGaA (vorzug preference)	(462,139)	(24,105,170)
Hospitality Properties Trust	(182,300)	(4,322,333)
Intuitive Surgical, Inc.*	(9,900)	(3,002,868)
Jarden Corporation	(102,900)	(3,180,639)
Kingfisher plc	(619,457)	(2,291,991)
PharMerica Corporation*	(316,600)	(5,027,608)
Principal Financial Group, Inc.	(96,900)	(2,329,476)
Sally Beauty Holdings, Inc.*	(239,126)	(1,829,314)
Scientific Games Corporation*	(126,500)	(1,840,575)
Snap-on Incorporated	(8,600)	(363,436)
TCF Financial Corporation	(156,900)	(2,136,978)
Tesoro Corporation	(220,000)	(2,981,000)
Texas Roadhouse, Inc. (Class A)*	(297,000)	(3,335,310)
Treehouse Foods Inc.*	(40,700)	(1,581,602)
Urban Outfitters, Inc.*	(130,900)	(4,580,191)
Ventas Inc.	(61,800)	(2,703,132)
V. F. Corporation	(47,200)	(3,456,928)
Verizon Communications Inc.	(466,100)	(15,441,893)
VistaPrint Limited*	(91,900)	(5,207,054)
West Marine, Inc.*	(115,000)	(926,900)
TOTAL COMMON STOCKS — SHORT — (6.5)% (Proceeds $167,993,419)		$(172,074,147)

Other assets less liabilities, net — 3.3%		$88,042,126
TOTAL NET ASSETS — 100.0% — NOTE 2		$2,658,797,928

†                       Security segregated as collateral for common stocks sold short.

*                      Non-income producing securities

‡                       Restricted securities.  These securities constituted 6.5% of total net assets at December 31, 2009.

(1)               These securities are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2009:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long	$1,144,419,383		$1,868,961	$1,146,288,344
Convertible Bonds & Debentures	20,130,915	$62,206,411	—	82,337,326
Non-Convertible Bonds & Debentures	15,364,385	562,390,849	11,155,476	588,910,710
Short-Term U.S. Government & Agencies	676,631,757	—	—	676,631,757
U.S. Government & Agencies	56,753,125	26,911,961	—	83,665,086
Short-Term Investments	—	164,996,726	—	164,996,726
	$1,913,299,565	$816,505,947	$13,024,437	$2,742,829,949
Common Stocks — Short	$(172,074,147)	—	—	$(172,074,147)

The following table summarizes the Fund’s Level 3 long investment securities and related transactions during the three months ended December 31, 2009:

Beginning value at 10/1/09	$5,962,041
Net change in unrealized appreciation	(2,504,293)
Transfers into Level 3	9,566,689
Transfers out of Level 3	—
Ending value at 12/31/09	$13,024,437

NOTE 2 — Federal Income Tax

The cost for Federal income tax purposes at December 31, 2009 (excluding securities sold short) was $2,272,694,951. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$347,067,657
Gross unrealized depreciation:	(41,929,385)
Net unrealized appreciation:	$305,138,272

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 26, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 26, 2010